UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

Commonwealth International
Series Trust

791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT & ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CUSTODIAN BANK
Fifth Third Bank N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. An additional Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Commonwealth Australia/New Zealand Fund

Africa Fund

Commonwealth Japan Fund

Commonwealth Global Fund

Commonwealth Real Estate Securities Fund

SEMI-ANNUAL REPORT

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 888-345-1898 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 888-345-1898. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Table of Contents

Shareholder Letter	1
Performance Overview	5
Portfolio Composition	6
Schedules of Investments	8
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	27
Approval of the Renewal of the Investment Advisory Agreement	40
Additional Information	45
Notice of Privacy Policy & Practices	47

Commonwealth Australia/New Zealand Fund (CNZLX)
Africa Fund (CAFRX)
Commonwealth Japan Fund (CNJFX)
Commonwealth Global Fund (CNGLX)
Commonwealth Real Estate Securities Fund (CNREX)
www.commonwealthfunds.com

Dear Fellow Shareholders:

We are pleased to present the enclosed semi-annual report for the six-months ended April 30, 2020 of the Commonwealth International Series Trust on behalf of its separate series: Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (each a “Fund” and together the “Funds”).

First, however, we want to say that we hope that you and your families are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate the markets and manage the assets that you have entrusted with us. The Funds’ service providers have robust Business Continuity Planning in place to address potential business disruptions that may arise from COVID-19, or any variety of circumstances that could affect normal business operations. Ensuring continuity of service and portfolio management to our valued shareholders is of the utmost importance.

Global equity markets fell sharply in the first quarter of 2020 in reaction to the global spread of COVID-19. As the number of cases increased exponentially, the only effective response was for countries to go into lockdown. These widespread lockdowns impacted global economic growth dramatically and virtually all asset classes suffered as a result. From February 19 through March 23, the U.S. stock market, as measured by the S&P® 500 Index, declined around 34%. Central banks and governments responded quickly to this event, with the U.S. Federal Reserve (the “Fed”) cutting interest rates twice in March and announcing unlimited quantitative easing, while large stimulus packages were approved globally.

The significant actions of large central banks in March and April included monetary stimulus and liquidity facilities to reduce systemic stress. These actions have supported confidence and have contributed to limiting the application of the shock, thus ensuring that the economy is better positioned to recover. These synchronized actions can magnify the impact on individual economies and may also help generate the space for emerging markets and developed economies to use monetary policy to respond to domestic cyclical conditions.

Each of the Funds has exposure to international investments, with the three of the Funds (Commonwealth Australia/New Zealand Fund, Commonwealth Japan Fund and Africa Fund) generally having at least 80% of their net assets in respective international markets, while the Commonwealth Global Fund has about one-half of its investments in international markets, and the Commonwealth Real Estate Securities Fund has around one-fifth.

While we cannot forecast with precision how economic or geopolitical events will unfold, we have confidence that a long-term investment program remains essential. FCA Corp’s in-depth fundamental research, active investing and risk management strategies can serve investors well through challenging domestic and international markets.

SEMI-ANNUAL REPORT 2020

Our investment theme includes that our shareholders may select the Funds for their individual attributes and the targeted markets they are designed to invest in. In many cases this could be an asset allocation decision by our shareholders. We continue to offer these differentiating characteristics among our Funds coupled with a fundamental based approach to investment selections.

We would like to thank you as shareholders for your support and continued interest in the Commonwealth family of funds.

Robert W. Scharar	Wesley R. Yuhnke
President and Portfolio Manager	Assistant Portfolio Manager
Commonwealth International Series Trust	Commonwealth International Series Trust

The views in the above discussion were those of the Funds’ investment advisor as of the date set forth above and may not reflect its views on the date this semi-annual report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and the performance of the Funds during the period covered by this report and do not constitute investment advice.

THE PERFORMANCE INFORMATION QUOTED IN THIS SEMI-ANNUAL REPORT REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR’S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. AN INVESTOR SHOULD CONSIDER THE FUND’S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND’S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. FOR INFORMATION ON THE FUND’S EXPENSE RATIO, PLEASE SEE THE FINANCIAL HIGHLIGHTS TABLE FOUND WITHIN THIS REPORT. TO OBTAIN A PROSPECTUS AND OTHER INFORMATION ABOUT THE FUNDS, PLEASE VISIT WWW.COMMONWEALTHFUNDS.COM OR CALL 888-345-1898. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SEMI-ANNUAL REPORT 2020

Questions and Answers

To help shareholders better understand key attributes of the mutual funds (each a “Fund” and collectively the “Fund”) comprising the Commonwealth International Series Trust and their operations, the following Question and Answer section is provided.

Who is the Advisor?

The Funds’ investment advisor is FCA Corp (“FCA”). FCA is an investment advisor that is registered with the U.S. Securities and Exchange Commission and has its principle place of business located at 791 Town & Country Blvd., Suite 250, Houston, Texas 77024-3925. The firm was founded in 1975 and maintains a global perspective on the equity and fixed income marketplaces.

Why is investing outside the U.S. important?

The Funds invest in companies outside the United States because FCA believes there are significant investment opportunities in select foreign markets. In our view, U.S. investors benefit from the diversification that having investments outside the United States can provide. International investing offers exposure to more companies and other nations’ economies, currencies, and growth prospects. Nearly half of the value of equity markets is outside the United States. The growth experienced by many of these foreign economies appears to be attractive. FCA believes that for a U.S. investor, allocation of a portion of the investor’s portfolio to international securities can mitigate risk through diversification and can achieve a more consistent long-term performance.

How has international investing changed over the last decade?

International markets now comprise a significant portion of all equity value worldwide. As markets have blended through global commerce, capital has flowed from country to country following investment opportunities. Both developed markets and emerging markets require capital investments to provide the goods and services that their consumers need. During the last decade in particular, accounting and economic statistical information has become more uniform and thus more dependable. The trend appears to be in place for continued development of these distant countries and their markets. Their demand for investment capital outside the U.S. provides opportunities for diversification and growth. The Funds seek to be participants in these opportunities.

What are some of the factors influencing a Fund’s portfolio turnover?

Each Fund generally invests in equity securities with a long-term view and in debt securities to be held to maturity. The Funds’ portfolio securities are evaluated on their long-term prospects. A particular Fund may experience higher or lower turnover ratios in certain years. Factors influencing portfolio turnover include, but are not limited, to the following: rebalancing portfolio securities to take advantage of long-term opportunities and/or to reallocate between fixed income and equity securities; investing in new subscriptions or selling securities to cover redemptions. Higher levels of portfolio activity by a Fund will result in higher transaction costs and/or more realized gains or losses, the impact of which is borne by the Fund’s shareholders. The turnover of a portfolio is not predictable because managers do not know when the portfolio transactions will be dictated. Under most circumstances, it is desirable to limit transactions because of the costs associated with trading, currency conversions, and custody fees, although these are generally not the determining factors.

SEMI-ANNUAL REPORT 2020

How can the size of the Fund impact the Funds’ expense ratio?

Achieving each Fund’s objective with a portfolio comprised of international securities is historically more expensive than managing a portfolio comprised of domestic securities. Research of foreign markets, trading in different currencies, custody of assets, accurate evaluations of holdings, income tax, securities regulatory compliance, and general communications are all known to be more expensive when managing these types of portfolios. Additionally, as with almost every mutual fund, size has an impact on the expense ratio of Funds. Typically, larger mutual funds can have lower expense ratios as there is an increased opportunity to spread out fixed and partially-fixed costs necessary to operate such mutual funds over a larger asset base. Generally, mutual fund expenses, including those of the Funds, are allocated on a daily basis among all shareholders. In addition, as portfolio assets increase, it is self-evident that fixed costs as a percentage of the assets managed generally decline. Whenever a new Fund is introduced or invested in highly specific objective portfolios, higher costs can be experienced during periods of asset growth. The Financial Highlights section of the accompanying financial statements provides supplemental data that includes current and historic expense information, and where applicable, the advisor’s waiver of fees or voluntary expense reimbursements to help reduce these costs.

Coronavirus (COVID-19) Pandemic

The COVID-19 pandemic has caused financial markets to experience significant volatility and uncertainty exists as to its long term impact. COVID-19 has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. The impact of the outbreak may be short term or may last for an extended period of time. The impact of epidemics and pandemics such as COVID-19 could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. As a result, a Fund’s performance and the ability to achieve its investment objective may be adversely impacted. Management is monitoring the development of the pandemic and evaluating its impact on the financial position and operating results of the Funds.

SEMI-ANNUAL REPORT 2020

Performance Overview – April 30, 2020 (Unaudited)

			Average Annual
	Inception Date	6 Month	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio[1]	Net Expense Ratio[1]
Commonwealth Australia/New Zealand Fund	11/25/91	(18.00)%	(14.87)%	0.35%	3.23%	4.69%	2.69%	2.69%
Africa Fund	11/07/11	(33.94)%	(40.30)%	(12.08)%	—	(6.79)%	4.43%	1.83%
Commonwealth Japan Fund	07/10/89	(12.38)%	(5.25)%	1.51%	2.39%	(2.73)%	3.24%	1.75%
Commonwealth Global Fund	12/03/02	(10.73)%	(9.82)%	(1.66)%	2.21%	4.67%	2.52%	2.52%
Commonwealth Real Estate Securities Fund	01/05/04	(20.75)%	(14.64)%	(0.10)%	3.90%	3.15%	2.63%	2.63%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns which may be lower or higher. The above table does not reflect the deduction of taxes that a shareholder would pay on the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (each a “Fund” and collectively the “Funds”) distributions or the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 888-345-1898. The Fund’s performance reflects any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower.

[1]

The above expense ratios are from the Funds’ Prospectus, dated February 28, 2020. FCA Corp has entered into a written expense limitation agreement under which it has agreed to limit the total operating expenses of the Africa Fund and Commonwealth Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Africa Fund and Commonwealth Japan Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2021. FCA Corp may recoup from the Africa Fund and Commonwealth Japan Fund any reduced fees and/or expenses reimbursed pursuant to this agreement if such recoupment does not cause the Africa Fund and Commonwealth Japan Fund to exceed the expense limitation in place at the time the fee was reduced and/or the expenses were reimbursed and such recoupment is made within three years after the year in which FCA Corp incurred the expense. Excluding the indirect costs of investing in acquired funds, total fund operating expenses prior to fee waiver/reimbursement would be 2.69%, 4.35%, 3.24%, 2.52% and 2.61% for the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund, respectively. Additional information pertaining to the Funds’ expense ratios as of April 30, 2020, can be found in the financial highlights.

You should carefully consider the investment objectives, risks, charges and expenses of the Funds before investing. This and other information can be found in the Funds’ Prospectus, which can be obtained from www.commonwealthfunds.com, by calling the Funds directly at 888-345-1898 or by contacting your investment representative. Please read it carefully before you invest or send money.

SEMI-ANNUAL REPORT 2020

Portfolio Composition – April 30, 2020* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or Security Type	Percentage of Total Investments
Marine Ports & Services	23.0%
Air Freight & Logistics	7.4%
Health Care Facilities	7.0%
Health Care Equipment	6.6%
Packaged Foods & Meats	6.0%
Electric Utilities	5.6%
Biotechnology	4.5%
Health Care Services	4.1%
Renewable Electricity	3.4%
Home Furnishing Retail	2.9%
Electronic Equipment & Instruments	2.9%
Hotels, Resorts & Cruise Lines	2.8%
Oil & Gas Refining & Marketing	2.3%
Money Market Funds	2.2%
Human Resource & Employment Services	1.8%
Gas Utilities	1.7%
Internet Software & Services	1.6%
Diversified Banks	1.5%
Diversified Support Services	1.5%
Industrial Machinery	1.4%
Airport Services	1.2%
Property & Casualty Insurance	1.2%
Paper Packaging	1.2%
Distillers & Vintners	1.1%
Retail REITs	1.0%
Drug Retail	1.0%
Environmental & Facilities Services	0.8%
Oil & Gas Exploration & Production	0.8%
Internet & Direct Marketing Retail	0.5%
Other Diversified Financial Services	0.4%
Steel	0.3%
Integrated Oil & Gas	0.3%
100.0%

AFRICA FUND
Country or Security Type	Percentage of Total Investments
South Africa	82.6%
Egypt	4.4%
Exchange Traded Funds - Africa Region	4.2%
Netherlands	3.1%
Exchange Traded Funds - Nigeria	2.9%
Money Market Funds	2.8%
Botswana	0%(a)
100.0%

COMMONWEALTH JAPAN FUND
Industry or Security Type	Percentage of Total Investments
Health Care Supplies	15.1%
Railroads	12.8%
Health Care Equipment	7.1%
Industrial Machinery	5.8%
Life & Health Insurance	5.7%
Construction & Engineering	4.3%
Household Products	4.1%
Diversified Real Estate Activities	3.9%
IT Consulting & Other Services	3.7%
Electronic Components	3.7%
Air Freight & Logistics	3.3%
Consumer Electronics	3.1%
Building Products	3.1%
Pharmaceuticals	2.8%
Specialty Chemicals	2.8%
Drug Retail	2.8%
Other Diversified Financial Services	2.6%
Brewers	2.5%
Electronic Equipment & Instruments	2.2%
Trucking	2.1%
Retail REITs	1.3%
Soft Drinks	1.3%
Food Retail	1.2%
Distributors	1.1%
Specialized Finance	1.0%
Marine	0.5%
Money Market Funds	0.1%
100.0%

*	Portfolio composition is subject to change.

(a)	Amount is less than 0.05%.

SEMI-ANNUAL REPORT 2020

Portfolio Composition – April 30, 2020* (Unaudited)

COMMONWEALTH GLOBAL FUND
Country or Security Type	Percentage of Total Investments
United States	49.2%
United Kingdom	10.7%
Switzerland	7.5%
Japan	5.7%
Israel	4.9%
Netherlands	3.3%
Germany	2.9%
India	2.6%
Norway	2.6%
France	2.5%
Belgium	2.4%
Chile	2.2%
South Africa	1.0%
Panama	1.0%
Denmark	0.7%
Money Market Funds	0.3%
Call Options Purchased	0.3%
Austria	0.2%
100.0%

COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or Security Type	Percentage of Total Investments
Specialized REITs	34.4%
Homebuilding	7.4%
Industrial REITs	7.1%
Construction Materials	6.3%
Diversified REITs	6.2%
Office REITs	5.5%
Residential REITs	4.5%
Thrifts & Mortgage Finance	4.1%
Building Products	3.3%
Home Improvement Retail	2.9%
Hotels, Resorts & Cruise Lines	2.9%
Mortgage REITs	2.3%
Hotel & Resort REITs	2.1%
Regional Banks	2.0%
Retail REITs	1.4%
Airport Services	1.4%
Trading Companies & Distributors	1.2%
Industrial Machinery	1.2%
Construction & Engineering	1.1%
Diversified Real Estate Activities	1.0%
Health Care REITs	0.9%
Real Estate Operating Companies	0.4%
Money Market Funds	0.2%
Agricultural Products	0.2%
100.0%

*	Portfolio composition is subject to change.

SEMI-ANNUAL REPORT 2020

Schedule of Investments – April 30, 2020 (Unaudited)
Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (97.65%)
Australia (27.39%)
Airport Services (1.20%)
Sydney Airport Ltd.	36,000	$147,839
Biotechnology (4.09%)
CSL Ltd.	2,500	504,270
Diversified Support Services (1.54%)
Brambles Ltd.	26,265	189,699
Environmental & Facilities Services (0.79%)
Cleanaway Waste Management Ltd. - ADR	80,000	97,516
Gas Utilities (1.73%)
APA Group	30,000	213,545
Health Care Equipment (2.92%)
Cochlear Ltd.	3,000	360,798
Health Care Facilities (0.66%)
Ramsay Health Care Ltd.	2,000	81,624
Health Care Services (4.08%)
Sonic Healthcare Ltd.	28,382	503,036
Human Resource & Employment Services (1.84%)
SEEK Ltd.	20,000	226,973
Integrated Oil & Gas (0.31%)
Origin Energy Ltd.	10,617	38,479
Internet & Direct Marketing Retail (0.46%)
Webjet Ltd.	28,500	56,848
Internet Software & Services (1.64%)
carsales.com Ltd.	21,849	202,097
Marine Ports & Services (0.94%)
Qube Holdings Ltd. (b)	82,415	116,577
Oil & Gas Exploration & Production (0.80%)
Senex Energy Ltd.(a)	700,000	98,103
Packaged Foods & Meats (1.37%)
Freedom Foods Group Ltd.	60,000	169,350
Paper Packaging (1.18%)
Orora Ltd.	86,821	145,447
Property & Casualty Insurance (0.55%)
QBE Insurance Group Ltd.	12,401	68,306
Retail REITs (0.98%)
Scentre Group Ltd.	80,000	121,504
Steel (0.31%)
Coronado Global Resources, Inc. - CDI	50,000	38,785
Total Australia		3,380,796

	Shares	Fair Value
COMMON STOCKS (97.65%) – Continued
New Zealand (70.26%)
Air Freight & Logistics (7.33%)
Freightways Ltd.	103,540	$424,349
Mainfreight Ltd.	21,500	481,472
		905,821
Biotechnology (0.41%)
Pacific Edge Ltd.(a)	800,000	50,555
Distillers & Vintners (1.06%)
Delegat Group Ltd.	21,456	130,324
Diversified Banks (1.53%)
Heartland Group Holdings Ltd.	272,619	189,005
Drug Retail (0.96%)
Green Cross Health Ltd.	181,796	118,230
Electric Utilities (5.64%)
Infratil Ltd.	207,000	584,208
Mercury NZ Ltd.	40,000	112,031
		696,239
Electronic Equipment & Instruments (2.89%)
ikeGPS Group Ltd.(a)	831,366	357,050
Health Care Equipment (3.64%)
Fisher & Paykel Healthcare Corporation Ltd.	26,721	449,039
Health Care Facilities (6.36%)
Arvida Group Ltd.	430,000	361,433
Ryman Healthcare Ltd.	57,000	423,505
		784,938
Home Furnishing Retail (2.87%)
Briscoe Group Ltd.	183,520	354,677
Hotels Resorts & Cruise Lines (2.76%)
Millennium & Copthorne Hotels New Zealand Ltd.	300,000	340,512
Industrial Machinery (1.45%)
Skellerup Holdings Ltd.	150,000	178,539
Marine Ports & Services (22.03%)
Marsden Maritime Holdings Ltd.	81,425	329,717
Port of Tauranga Ltd.	55,000	227,100
South Port New Zealand Ltd.	545,780	2,163,162
		2,719,979
Oil & Gas Refining & Marketing (2.30%)
New Zealand Refining Company Ltd.	345,157	194,824
Z Energy Ltd.	47,000	89,392
		284,216

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

SCHEDULE OF INVESTMENTS – April 30, 2020 (Unaudited)
Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (97.65%) – Continued
New Zealand (70.26%) – Continued
Other Diversified Financial Services (0.43%)
Turners Automotive Group Ltd.	50,000	$53,071
Packaged Foods & Meats (4.65%)
New Zealand King Salmon Investments Ltd.	145,000	173,477
Sanford Ltd.	93,406	400,008
		573,485
Property & Casualty Insurance (0.60%)
TOWER Ltd.(a)	200,000	73,624
Renewable Electricity (3.35%)
Meridian Energy Ltd.	150,000	413,216
Total New Zealand		8,672,520
Total Common Stocks (Cost $9,114,817)		12,053,316

	Shares	Fair Value
MONEY MARKET FUNDS (2.19%)
Federated Government Obligations Fund, Institutional Class, 0.18%(c)	270,067	$270,067
Total Money Market Funds (Cost $270,067)		270,067
Total Investments (99.84%) (Cost $9,384,884)		12,323,383
Other Assets in Excess of Liabilities (0.16%)		19,426
NET ASSETS — 100.00%		$12,342,809

(a)	Non-income producing security.

(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.94% of the Fund’s net assets.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2020.

ADR	— American Depositary Receipt

CDI	— Chess Depositary Interest

REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

SCHEDULE OF INVESTMENTS – April 30, 2020 (Unaudited)
Africa Fund

	Shares	Fair Value
COMMON STOCKS (89.74%)
Botswana (0.03%)
Food Retail (0.03%)
Choppies Enterprises Ltd.(a)(b)	121,810	$460
Egypt (4.41%)
Diversified Banks (2.76%)
Commercial International Bank Egypt SAE	12,250	47,040
Health Care Services (1.65%)
Integrated Diagnostics Holdings plc	8,700	28,014
Total Egypt		75,054
Netherlands (3.12%)
Internet & Direct Marketing Retail (3.12%)
Prosus N.V.(a)	700	53,052
South Africa (82.18%)
Agricultural Products (1.09%)
Crookes Brothers Ltd.(a)	8,000	18,556
Airlines (0.71%)
Comair Ltd.	227,570	12,153
Apparel Retail (1.26%)
Mr. Price Group Ltd.	3,000	21,362
Asset Management & Custody Banks (1.66%)
Coronation Fund Managers Ltd.	14,500	28,276
Automotive Retail (0.82%)
Combined Motor Holdings Ltd.	15,000	10,114
Motus Holdings Ltd. - ADR	2,400	3,852
		13,966
Cable & Satellite (7.41%)
MultiChoice Group Ltd.(a)	3,500	16,469
Naspers Ltd., N Shares	700	109,461
		125,930
Coal & Consumable Fuels (1.03%)
Exxaro Resources Ltd.	3,000	17,447
Construction & Engineering (1.06%)
Murray & Roberts Holdings Ltd.	9,000	2,656
Wilson Bayly Holmes-Ovcon Ltd.	3,000	15,325
		17,981
Distributors (0.23%)
Imperial Holdings Ltd. - ADR	2,400	3,996

	Shares	Fair Value
COMMON STOCKS (89.74%) – Continued
South Africa (82.18%) – Continued
Diversified Banks (12.78%)
Capitec Bank Holdings Ltd.	2,850	$138,671
Nedbank Group Ltd.	4,000	23,133
Standard Bank Group Ltd. - ADR	10,800	55,512
		217,316
Diversified Chemicals (0.90%)
Sasol Ltd. - ADR(a)	3,200	15,296
Food Distributors (2.43%)
Bid Corporation Ltd.	3,167	41,283
Food Retail (2.64%)
Shoprite Holdings Ltd. - ADR	7,900	44,951
Gold (8.61%)
AngloGold Ashanti Ltd. - ADR	3,000	73,170
Gold Fields Ltd. - ADR	10,000	73,399
		146,569
Health Care Facilities (1.84%)
Mediclinic International plc	9,562	31,236
Human Resource & Employment Services (0.27%)
Adcorp Holdings Ltd.	20,000	4,531
Industrial Conglomerates (1.99%)
Bidvest Group Ltd. (The)	4,167	33,841
Life & Health Insurance (7.28%)
Clientele Ltd.	90,000	43,694
Discovery Ltd.	9,000	47,092
Momentum Metropolitan Holdings	35,000	33,040
		123,826
Marine (0.77%)
Grindrod Ltd.	70,000	13,065
Other Diversified Financial Services (8.35%)
Alexander Forbes Group Holdings Ltd.	100,000	21,685
FirstRand Ltd.	14,300	31,218
PSG Group Ltd.	10,400	89,200
		142,103
Packaged Foods & Meats (4.29%)
Astral Foods Ltd.	4,000	41,715
Oceana Group Ltd.	5,362	17,644
Tiger Brands Ltd.	1,400	13,639
		72,998

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

SCHEDULE OF INVESTMENTS – April 30, 2020 (Unaudited)
Africa Fund

	Shares	Fair Value
COMMON STOCKS (89.74%) – Continued
South Africa (82.18%) – Continued
Paper Products (0.78%)
Sappi Ltd.(a)	11,000	$13,351
Pharmaceuticals (1.10%)
Aspen Pharmacare Holdings Ltd.(a)	3,000	18,714
Precious Metals & Minerals (6.22%)
Anglo American Platinum, Ltd.	800	42,142
Impala Platinum Holdings Ltd.	10,500	63,550
		105,692
Technology Distributors (0.33%)
Alviva Holdings Ltd.	20,700	5,583
Trading Companies & Distributors (0.93%)
Barloworld Ltd.	4,300	15,764
Trucking (1.16%)
Value Group Ltd.	87,364	19,793
Wireless Telecommunication Services (4.24%)
MTN Group Ltd. - ADR	12,500	32,250
Vodacom Group Ltd.	6,000	39,881
		72,131
Total South Africa		1,397,710
Total Common Stocks (Cost $2,570,188)		1,526,276

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 7.00%
Global X MSCI Nigeria ETF	5,550	$48,396
VanEck Vectors Africa Index ETF	4,795	70,726
Total Exchange-Traded Funds (Cost $255,882)		119,122

MONEY MARKET FUNDS (2.75%)
Federated Government Obligations Fund, Institutional Class, 0.18%(c)	46,780	46,780
Total Money Market Funds (Cost $46,780)		46,780
Total Investments (99.49%) (Cost $2,872,850)		1,692,178
Other Assets in Excess of Liabilities (0.51%)		8,655
NET ASSETS — 100.00%		$1,700,833

(a)	Non-income producing security.

(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.03% of the Fund’s net assets.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2020.

ADR	— American Depositary Receipt

ETF	— Exchange-Traded Fund

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

SCHEDULE OF INVESTMENTS – April 30, 2020 (Unaudited)
Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (100.19%)
Japan (100.19%)
Air Freight & Logistics (3.34%)
Kintetsu World Express, Inc.	4,000	$58,216
Yamato Holdings Company Ltd.	7,000	122,159
		180,375
Brewers (2.50%)
Kirin Holdings Company Ltd.	7,000	135,070
Building Products (3.09%)
Daikin Industries Ltd.	1,300	166,809
Construction & Engineering (4.34%)
Kajima Corporation	12,850	133,504
Taihei Dengyo Kaisha Ltd.	3,000	61,355
Takada Corporation	6,000	39,575
		234,434
Consumer Electronics (3.09%)
Sony Corporation - ADR	2,600	167,050
Distributors (1.12%)
Yamae Hisano Company Ltd.	5,200	60,639
Diversified Real Estate Activities (3.91%)
Mitsui Fudosan Company Ltd.	3,000	55,154
Sumitomo Realty & Development Company Ltd.	4,000	107,116
Tokyu Fudosan Holdings Corporation	10,000	48,916
		211,186
Drug Retail (2.79%)
Sugi Holdings Company Ltd.	2,500	150,735
Electronic Components (3.74%)
ALPS Electric Company Ltd.	6,000	61,878
Murata Manufacturing Company Ltd.	1,000	56,340
Taiyo Yuden Company Ltd.	3,000	83,637
		201,855
Electronic Equipment & Instruments (2.20%)
Hitachi Ltd.	4,000	118,702
Food Retail (1.20%)
Maxvalu Kyushu Company Ltd.	3,000	64,654
Health Care Equipment (7.17%)
CYBERDYNE, Inc.(a)	14,000	55,568
Terumo Corporation	10,000	331,783
		387,351

	Shares	Fair Value
COMMON STOCKS (100.19%) – Continued
Japan (100.19%) – Continued
Health Care Supplies (15.12%)
Asahi Intecc Company Ltd.	20,500	$543,000
Hoya Corporation	3,000	273,544
		816,544
Household Products (4.09%)
Unicharm Corporation	6,000	221,092
Industrial Machinery (5.79%)
FANUC Corporation	900	146,873
Meidensha Corporation	5,600	86,805
SMC Corporation - ADR	3,500	78,820
		312,498
IT Consulting & Other Services (3.73%)
INES Corporation	5,000	65,550
Otsuka Corporation	3,000	135,816
		201,366
Life & Health Insurance (5.75%)
Dai-ichi Life Holdings, Inc.	11,000	137,837
T&D Holdings, Inc.	20,000	172,852
		310,689
Marine (0.55%)
Kawasaki Kisen Kaisha Ltd.(a)	3,000	29,511
Other Diversified Financial Services (2.61%)
ORIX Corporation	12,000	141,191

Pharmaceuticals (2.77%)
Sosei Group Corporation(a)	10,800	149,869
Railroads (12.82%)
East Japan Railway Company	1,500	109,516
Hankyu Hanshin Holdings, Inc.	4,400	150,517
Keikyu Corporation	6,500	106,818
Keio Corporation	3,600	203,616
Tobu Railway Company Ltd.	3,600	122,096
		692,563
Retail REITs (1.30%)
Fukuoka REIT Corporation	70	70,394
Soft Drinks (1.33%)
Coca-Cola Bottlers Japan Holdings, Inc.	4,000	71,614
Specialized Finance (0.99%)
Kyushu Leasing Service Company Ltd.	13,000	53,398

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

SCHEDULE OF INVESTMENTS – April 30, 2020 (Unaudited)
Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (100.19%) – Continued
Japan (100.19%) – Continued
Specialty Chemicals (2.79%)
JSR Corporation	3,000	$56,426
Nippon Shokubai Company Ltd.	2,000	94,440
		150,866
Trucking (2.06%)
Daiichi Koutsu Sangyo Company Ltd.	7,200	37,826
Nippon Express Company Ltd.	1,500	73,254
		111,080
Total Common Stocks (Cost $3,788,692)		5,411,535

	Shares	Fair Value
MONEY MARKET FUNDS (0.15%)
Federated Government Obligations Fund, Institutional Class, 0.18%(b)	7,848	$7,848
Total Money Market Funds (Cost $7,848)		7,848
Total Investments (100.34%) (Cost $3,796,540)		5,419,383
Liabilities in Excess of Other Assets (-0.34%)		(18,527)
NET ASSETS — 100.00%		$5,400,856

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2020.

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

SCHEDULE OF INVESTMENTS – April 30, 2020 (Unaudited)
Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (98.91%)
Austria (0.25%)
Integrated Oil & Gas (0.25%)
OMV AG - ADR	1,000	$33,590
Belgium (2.43%)
Biotechnology (2.43%)
Galapagos N.V.(a)	1,500	330,675
Chile (2.23%)
Brewers (2.23%)
Cia Cervecerias Unidas SA - ADR	21,401	304,322
Denmark (0.64%)
Diversified Banks (0.64%)
Danske Bank A/S - ADR(a)	15,000	87,600
France (2.49%)
Diversified Chemicals (2.49%)
Arkema SA - ADR	4,130	339,610
Germany (2.92%)
Automobile Manufacturers (0.55%)
Porsche Automobil Holding SE - ADR	15,000	74,400
Industrial Conglomerates (2.37%)
Siemens AG - ADR	7,000	323,152
Total Germany		397,552
India (2.55%)
Diversified Banks (2.55%)
HDFC Bank Ltd. - ADR	8,000	346,800
Israel (4.83%)
Application Software (4.83%)
Nice Ltd.(a)	4,000	657,200
Japan (5.64%)
Consumer Electronics (2.36%)
Sony Corporation - ADR	5,000	321,250
Electrical Components & Equipment (3.28%)
Nidec Corporation - ADR	30,000	447,000
Total Japan		768,250
Netherlands (3.27%)
Personal Products (3.27%)
Unilever N.V. - ADR	9,000	444,780
Norway (2.60%)
Multi-Line Insurance (2.60%)
Gjensidige Forsikring ASA - ADR(a)	20,000	354,224

	Shares	Fair Value
COMMON STOCKS (98.91%) – Continued
Panama (0.97%)
Airlines (0.97%)
Copa Holdings, SA, Class A	3,000	$132,630
South Africa (1.00%)
Food Retail (1.00%)
Shoprite Holdings Ltd. - ADR	24,000	136,560
Switzerland (7.50%)
Packaged Foods & Meats (3.67%)
Nestlé SA - ADR	4,750	499,225
Pharmaceuticals (3.83%)
Roche Holding AG - ADR	12,000	521,640
Total Switzerland		1,020,865
United Kingdom (10.60%)
Distillers & Vintners (2.85%)
Diageo plc - ADR	2,800	388,220
Integrated Oil & Gas (1.19%)
BP plc - ADR	6,816	162,221
Pharmaceuticals (5.70%)
AstraZeneca plc - ADR	8,000	418,240
GlaxoSmithKline plc - ADR	8,500	357,595
		775,835
Publishing (0.86%)
Pearson plc - ADR	20,000	117,200
Total United Kingdom		1,443,476
United States (48.99%)
Air Freight & Logistics (1.40%)
FedEx Corporation	1,500	190,155
Automotive Retail (1.66%)
Group 1 Automotive, Inc.	4,000	226,360
Broadcasting (0.60%)
Beasley Broadcast Group, Inc., Class A	33,000	81,840
Communications Equipment (2.04%)
KVH Industries, Inc.(a)	30,000	278,400
Construction Machinery & Heavy Trucks (4.02%)
Miller Industries, Inc.	18,000	546,840
Diversified Banks (1.48%)
JPMorgan Chase & Company	2,100	201,096

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

SCHEDULE OF INVESTMENTS – April 30, 2020 (Unaudited)
Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (98.91%) – Continued
United States (48.99%) – Continued
Gas Utilities (1.43%)
Northwest Natural Holdings Company	3,000	$195,300
Health Care Supplies (1.56%)
Dentsply Sirona, Inc.	5,000	212,200
Home Entertainment Software (1.68%)
Electronic Arts, Inc.(a)	2,000	228,520
Household Products (3.03%)
Procter & Gamble Company (The)	3,500	412,545
Integrated Oil & Gas (2.36%)
Chevron Corporation	3,500	322,000
Life Sciences Tools & Services (4.92%)
Thermo Fisher Scientific, Inc.	2,000	669,360
Movies & Entertainment (2.38%)
Walt Disney Company (The)	3,000	324,450
Railroads (3.77%)
Norfolk Southern Corporation	3,000	513,300
Regional Banks (0.74%)
Umpqua Holdings Corporation	8,000	100,200

	Shares	Fair Value
COMMON STOCKS (98.91%) – Continued
United States (48.99%) – Continued
Semiconductors (4.59%)
Intel Corporation	3,500	$209,930
Skyworks Solutions, Inc.	4,000	415,520
		625,450
Systems Software (1.97%)
Microsoft Corporation	1,500	268,815
Technology Hardware Storage & Peripherals (9.36%)
Apple, Inc.	3,000	881,399
NetApp, Inc.	9,000	393,930
		1,275,329
Total United States		6,672,160
Total Common Stocks (Cost $9,253,514)		13,470,294
MONEY MARKET FUNDS (0.33%)
Federated Government Obligations Fund, Institutional Class, 0.18%(b)	44,961	44,961
Total Money Market Funds (Cost $44,961)		44,961

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED (0.29%)
United States (0.29%)
Boeing Company (The)	6	$84,612	$255.00	January 2022	$8,250
Caterpillar, Inc.	12	139,656	120.00	January 2022	19,872
Synchrony Financial	20	39,580	20.00	January 2022	11,000
Total Call Options Purchased (Cost $68,379)					39,122
Total Investments (99.53%) (Cost $9,366,854)					13,554,377
Other Assets in Excess of Liabilities (0.47%)					64,074
NET ASSETS — 100.00%					$13,618,451

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2020.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

SCHEDULE OF INVESTMENTS – April 30, 2020 (Unaudited)
Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (99.02%)
Agricultural Products (0.25%)
BrasilAgro - Company Brasileira de Propriedades Agricolas - ADR	6,432	$23,798
Airport Services (1.35%)
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,300	129,623
Building Products (3.31%)
Lennox International, Inc.	1,700	317,356
Construction & Engineering (1.10%)
Kajima Corporation - ADR	10,000	105,800
Construction Materials (6.21%)
James Hardie Industries plc - ADR	25,000	363,750
Summit Materials, Inc., Class A(a)	8,535	128,964
Tecnoglass, Inc.	25,634	103,561
		596,275
Diversified Real Estate Activities (0.97%)
Lend Lease Group - ADR	11,900	92,820
Diversified REITs (6.11%)
STORE Capital Corporation	7,600	152,532
Washington Real Estate Investment Trust	6,000	139,920
WP Carey, Inc.	4,470	294,037
		586,489
Health Care REITs (0.93%)
Ventas, Inc.	2,750	88,963
Home Improvement Retail (2.84%)
Lowe’s Companies, Inc. (b)	2,600	272,350
Homebuilding (7.33%)
Cyrela Brazil Realty SA - ADR	22,000	65,197
D.R. Horton, Inc. (b)	5,000	236,100
Lennar Corporation, Class A(b)	4,000	200,280
NVR, Inc.(a)	50	155,000
Toll Brothers, Inc. (b)	2,000	48,040
		704,617
Hotel & Resort REITs (2.10%)
Host Hotels & Resorts, Inc.	7,717	94,996
Ryman Hospitality Properties, Inc.	3,024	106,868
		201,864
Hotels Resorts & Cruise Lines (2.90%)
InterContinental Hotels Group plc	6,103	278,053
Industrial Machinery (1.16%)
Techtronic Industries Company Ltd. - ADR	3,000	111,405

	Shares	Fair Value
COMMON STOCKS (99.02%) – Continued
Industrial REITs (7.04%)
EastGroup Properties, Inc.	1,200	$127,200
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,600	212,724
Prologis, Inc.	2,000	178,460
STAG Industrial, Inc.	6,000	157,500
		675,884
Mortgage REITs (2.29%)
Ares Commercial Real Estate Corporation	3,000	23,250
Granite Point Mortgage Trust, Inc.	12,000	59,760
Ladder Capital Corporation	9,342	74,269
Redwood Trust, Inc.	15,192	62,287
		219,566
Office REITs (5.45%)
Alexandria Real Estate Equities, Inc.	1,850	290,617
Boston Properties, Inc.	1,450	140,911
Douglas Emmett, Inc.	3,000	91,470
		522,998
Real Estate Operating Companies (0.38%)
IRSA Inversiones y Representaciones SA - ADR(a)	5,046	16,601
IRSA Propiedades Comerciales SA - ADR	3,140	20,065
		36,666
Regional Banks (2.01%)
Regions Financial Corporation	18,000	193,500
Residential REITs (4.49%)
AvalonBay Communities, Inc.	1,300	211,835
Essex Property Trust, Inc.	900	219,690
		431,525
Retail REITs (1.36%)
National Retail Properties, Inc.	4,000	130,560
Specialized REITs (34.16%)
American Tower Corporation, Class A	2,500	595,000
Charter Hall Education Trust	83,076	132,133
Crown Castle International Corporation	2,000	318,860
CyrusOne, Inc.	5,200	364,780
Digital Realty Trust, Inc.	3,368	503,482
Extra Space Storage, Inc.	2,500	220,600
Gladstone Land Corporation	9,700	130,174
Global Net Lease, Inc.	11,000	158,290
Global Self Storage, Inc.	26,000	103,220
Iron Mountain, Inc.	7,200	174,096

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

SCHEDULE OF INVESTMENTS – April 30, 2020 (Unaudited)
Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (99.02%) – Continued
Specialized REITs (34.16%) – Continued
SBA Communications Corporation, Class A	2,000	$579,840
		3,280,475
Thrifts & Mortgage Finance (4.06%)
FS Bancorp, Inc.	4,731	198,466
Harleysville Financial Corporation	8,675	191,934
		390,400
Trading Companies & Distributors (1.22%)
Foundation Building Materials, Inc.(a)	10,000	117,000
Total Common Stocks (Cost $7,254,853)		9,507,987

	Shares	Fair Value
MONEY MARKET FUNDS (0.21%)
Federated Government Obligations Fund, Institutional Class, 0.18%(c)	19,700	$19,700
Total Money Market Funds (Cost $19,700)		19,700
Total Investments (99.23%) (Cost $7,274,553)		9,527,687
Other Assets in Excess of Liabilities (0.77%)		74,119
NET ASSETS — 100.00%		$9,601,806

(a)	Non-income producing security.

(b)	Subject to call options written.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2020.

ADR	— American Depositary Receipt

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS – April 30, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (-0.69)%
D.R. Horton, Inc.	(50)	$(236,100)	$55.00	January 2021	$(21,750)
Lennar Corporation	(40)	(200,280)	60.00	January 2021	(20,200)
Lowe’s Companies, Inc.	(26)	(272,350)	115.00	January 2021	(23,400)
Toll Brothers, Inc.	(20)	(48,040)	50.00	January 2021	(900)
Total Written Call Options (Premiums Received $90,665)					$(66,250)

The industries shown on the schedules of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

Statements of Assets and Liabilities – April 30, 2020 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
ASSETS
Investments in securities at fair value (cost $9,384,884, $2,872,850, $3,796,540, $9,366,854 and $7,274,553)	$12,323,383	$1,692,178	$5,419,383	$13,554,377	$9,527,687
Cash	—	—	—	—	599
Foreign currencies, at value (cost $42,994, $7,930, $834, $– and $–)	44,663	7,749	836	—	—
Receivable for Fund shares sold	560	520	520	179	500
Receivable for investments sold	—	—	176,951	515,963	134,421
Receivable from Advisor	—	5,261	5,533	—	—
Dividends and interest receivable	4,839	2,288	39,466	21,897	13,879
Tax reclaims receivable	—	1,814	316	4,603	—
Prepaid expenses	17,010	14,909	13,734	17,741	19,316
Total Assets	12,390,455	1,724,719	5,656,739	14,114,760	9,696,402
LIABILITIES
Written options, at value (premium received $—, $—, $—, $— and $90,665)	—	—	—	—	66,250
Payable for Fund shares redeemed	—	—	—	—	1,000
Payable for investments purchased	—	6,512	231,169	460,250	—
Payable to Advisor	7,023	—	—	7,959	5,572
Distribution (12b-1) fees accrued	4,512	675	2,253	3,860	3,099
Payable to Administrator	7,344	1,851	4,066	7,515	5,887
Payable to trustees	2,583	1,379	1,051	2,480	1,778
Other accrued expenses	26,184	13,469	17,344	14,245	11,010
Total Liabilities	47,646	23,886	255,883	496,309	94,596
NET ASSETS	$12,342,809	$1,700,833	$5,400,856	$13,618,451	$9,601,806
NET ASSETS CONSIST OF:
Paid-in capital	9,151,614	3,307,954	3,763,784	10,157,008	7,275,673
Accumulated earnings (deficit)	3,191,195	(1,607,121)	1,637,072	3,461,443	2,326,133
NET ASSETS	$12,342,809	$1,700,833	$5,400,856	$13,618,451	$9,601,806
Shares outstanding (unlimited number of shares authorized)	1,200,789	335,271	1,495,538	962,990	672,633
Net asset value, offering and redemption price per share(a)	$10.28	$5.07	$3.61	$14.14	$14.27

(a)

Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

Statements of Operations – For the six months ended April 30, 2020 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $30,695, $6,667, $7,526, $14,839 and $2,307)	$159,194	$34,148	$46,060	$166,872	$190,694
Interest income	—	2,044	—	—	—
Total investment income	159,194	36,192	46,060	166,872	190,694
EXPENSES
Investment Advisor	55,847	9,041	22,863	57,125	43,472
Administration	39,208	6,307	16,529	40,278	31,134
Distribution (12b-1)	18,615	3,013	7,621	19,042	14,491
Legal	13,498	2,159	5,531	13,587	10,649
Registration	11,745	11,729	11,097	11,286	10,950
Trustee	11,529	1,835	4,961	12,034	9,419
Audit and tax preparation	10,993	2,160	4,949	11,268	9,233
Pricing	8,678	7,977	8,888	839	977
Insurance	7,041	1,172	2,820	6,932	5,478
Transfer agent	5,975	5,975	5,975	5,975	5,975
Custodian	5,876	1,448	3,044	2,557	2,263
Chief Compliance Officer	4,468	731	1,877	4,593	3,546
Printing	4,040	1,609	2,394	3,982	3,279
Interest expense	400	—	31	391	250
Miscellaneous	10,992	6,810	7,438	8,540	8,422
Total expenses	208,905	61,966	106,018	198,429	159,538
Fees contractually waived and expenses reimbursed by Advisor	—	(40,925)	(52,738)	—	—
Net operating expenses	208,905	21,041	53,280	198,429	159,538
Net investment income (loss)	(49,711)	15,151	(7,220)	(31,557)	31,156
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment securities transactions	301,837	(54,815)	41,100	(454,163)	61,594
Net increase from payments by
Adviser for investment losses	—	—	—	—	341
Foreign currency translations	(1,506)	(3,862)	(2,402)	—	(18)
Written option contracts	—	—	—	38,608	(5,922)
Total net realized gain (loss)	300,331	(58,677)	38,698	(415,555)	55,995
Net change in unrealized appreciation (depreciation) on:
Investment securities	(3,031,058)	(859,349)	(839,080)	(1,204,744)	(2,609,389)
Foreign currency	(1,474)	(418)	1,275	—	—
Purchased option contracts	—	—	—	(40,168)	(107,977)
Written option contracts	—	—	—	(36,208)	25,651
Total net change in unrealized depreciation	(3,032,532)	(859,767)	(837,805)	(1,281,120)	(2,691,715)
Net realized and change in unrealized loss on investments	(2,732,201)	(918,444)	(799,107)	(1,696,675)	(2,635,720)
Net decrease in net assets resulting from operations	$(2,781,912)	$(903,293)	$(806,327)	$(1,728,232)	$(2,604,564)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

Statements of Changes in Net Assets

	Commonwealth Australia/New Zealand Fund		Africa Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$(49,711)	$122,717	$15,151	$87,645
Net realized gain (loss)	300,331	886,268	(58,677)	(72,074)
Net change in unrealized appreciation (depreciation)	(3,032,532)	(48,434)	(859,767)	(17,809)
Change in net assets resulting from operations	(2,781,912)	960,551	(903,293)	(2,238)
Distributions To Shareholders From:
Earnings	(1,008,986)	(392,687)	(74,157)	(14,183)
Capital Transactions:
Proceeds from shares sold	894,241	1,702,071	101,863	170,082
Reinvestment of distributions	1,000,292	386,417	74,011	14,156
Amount paid for shares redeemed	(2,026,570)	(4,557,892)	(129,860)	(306,758)
Redemption fees	—	—	—	—
Change in net assets resulting from capital transactions	(132,037)	(2,469,404)	46,014	(122,520)
Net Increase (Decrease) in Net Assets	(3,922,935)	(1,901,540)	(931,436)	(138,941)
Net Assets:
Beginning of period	16,265,744	18,167,284	2,632,269	2,771,210
End of period	$12,342,809	$16,265,744	$1,700,833	$2,632,269
Share Transactions:
Shares sold	77,349	131,323	15,064	20,602
Shares issued in reinvestment of distributions	76,184	32,692	9,026	1,813
Shares redeemed	(172,773)	(357,388)	(22,984)	(36,782)
Change in shares outstanding	(19,240)	(193,373)	1,106	(14,367)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

STATEMENTS OF CHANGES IN NET ASSETS

Commonwealth Japan Fund		Commonwealth Global Fund		Commonwealth Real Estate Securities Fund
For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019

$(7,220)	$(14,877)	$(31,557)	$(22,857)	$31,156	$32,424
38,698	2,967	(415,555)	(210,599)	55,995	63,835
(837,805)	736,171	(1,281,120)	1,354,820	(2,691,715)	1,916,520
(806,327)	724,261	(1,728,232)	1,121,364	(2,604,564)	2,012,779

—	—	—	(23,421)	(108,233)	(71,563)

76,679	575,419	212,619	219,779	173,029	263,988
—	—	—	23,341	107,821	70,962
(361,672)	(587,826)	(859,440)	(507,170)	(480,246)	(457,976)
—	6	17	—	6	—
(284,993)	(12,401)	(646,804)	(264,050)	(199,390)	(123,026)
(1,091,320)	711,860	(2,375,036)	833,893	(2,912,187)	1,818,190

6,492,176	5,780,316	15,993,487	15,159,594	12,513,993	10,695,803
$5,400,856	$6,492,176	$13,618,451	$15,993,487	$9,601,806	$12,513,993

19,617	150,605	13,199	14,657	10,449	15,869
—	—	—	1,751	5,875	4,959
(98,833)	(156,757)	(59,849)	(34,567)	(32,611)	(28,545)
(79,216)	(6,152)	(46,750)	(18,159)	(16,287)	(7,717)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

Financial Highlights
Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
	(Unaudited)
Net asset value, beginning of period	$13.33		$12.85	$13.13	$12.44	$10.46	$12.54
Change in net assets from operations:
Net investment income (loss)	(0.04)		0.10	0.12	0.13	0.21	0.18
Net realized and unrealized gain (loss) from investments	(2.18)		0.68	(0.32)	0.87	2.08	(1.38)
Total from investment activities	(2.22)		0.78	(0.20)	1.00	2.29	(1.20)
Distributions:
Net investment income	(0.07)		(0.08)	(0.08)	(0.31)	(0.31)	(0.11)
Net realized gains	(0.76)		(0.22)	—	—	—	(0.77)
Total distributions	(0.83)		(0.30)	(0.08)	(0.31)	(0.31)	(0.88)
Redemption fees	—		—	— (a)	— (a)	— (a)	—
Net asset value, end of period	$10.28		$13.33	$12.85	$13.13	$12.44	$10.46
Total Return	(18.00	)%(b)	6.45%	(1.55)%	8.25%	22.51%	(10.15)%
Net assets, at end of period (000 omitted)	$12,343		$16,266	$18,167	$20,845	$19,273	$17,398
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.81	%(c)	2.69%	2.41%	2.59%	2.84%	3.29%
Ratio of gross expenses before waivers and/or reimbursements	2.81	%(c)	2.69%	2.41%	2.59%	2.84%	3.31%
Ratio of net investment income (loss) to average net assets	(0.67	)%(c)	0.75%	0.82%	0.95%	1.92%	1.55%
Portfolio turnover rate	4	%(b)	6%	14%	31%	26%	9%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

FINANCIAL HIGHLIGHTS
Africa Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
	(Unaudited)
Net asset value, beginning of period	$7.88		$7.95	$9.00	$8.25	$8.45	$9.96
Change in net assets from operations:
Net investment income	0.04		0.26	0.04	0.03	0.05	0.07
Net realized and unrealized gain (loss) from investments	(2.63)		(0.29)	(1.05)	0.77	(0.20)	(1.58)
Total from investment activities	(2.59)		(0.03)	(1.01)	0.80	(0.15)	(1.51)
Distributions:
Net investment income	(0.22)		(0.04)	(0.04)	(0.05)	(0.05)	—
Total distributions	(0.22)		(0.04)	(0.04)	(0.05)	(0.05)	—
Redemption fees	—		—	— (a)	— (a)	—	—
Net asset value, end of period	$5.07		$7.88	$7.95	$9.00	$8.25	$8.45
Total Return	(33.94	)%(b)	(0.36)%	(11.30)%	9.82%	(1.67)%	(15.16)%
Net assets, at end of period (000 omitted)	$1,701		$2,632	$2,771	$2,766	$2,399	$2,215
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.75%	1.75%	1.75%	1.84	%(d)
Ratio of gross expenses before waivers and/or reimbursements	5.16	%(c)	4.35%	2.99%	3.29%	4.04%	5.99%
Ratio of net investment income to average net assets	1.26	%(c)	3.14%	0.47%	0.38%	0.67%	0.75%
Portfolio turnover rate	3	%(b)	5%	4%	12%	13%	1%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

(d)

Effective March 1, 2015, the Fund’s Board approved an expense limitation agreement between the Trust and FCA Corp that limits Fund expenses to 1.50% of average net assets, exclusive of the 0.25% distribution fee.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

FINANCIAL HIGHLIGHTS
Commonwealth Japan Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	(Unaudited)
Net asset value, beginning of period	$4.12		$3.66	$3.82	$3.38	$3.30		$3.05
Change in net assets from operations:
Net investment loss	(0.01)		(0.01)	(0.01)	(0.02)	(0.03)		(0.07)
Net realized and unrealized gain (loss) from investments	(0.50)		0.47	(0.15)	0.46	0.11		0.32
Total from investment activities	(0.51)		0.46	(0.16)	0.44	0.08		0.25
Redemption fees	—		— (a)	— (a)	—	—		—
Net asset value, end of period	$3.61		$4.12	$3.66	$3.82	$3.38		$3.30
Total Return	(12.38	)%(b)	12.57%	(4.19)%	13.02%	2.42%		8.20%
Net assets, at end of period (000 omitted)	$5,401		$6,492	$5,780	$5,376	$4,888		$5,336
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.75%	1.75%	2.03	%(d)	3.55%
Ratio of gross expenses before waivers and/or reimbursements	3.48	%(c)	3.24%	2.66%	2.88%	3.22%		4.33%
Ratio of net investment loss to average net assets	(0.24	)%(c)	(0.25)%	(0.40)%	(0.48)%	(0.54)%		(2.35)%
Portfolio turnover rate	8	%(b)	10%	1%	14%	4%		10%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

(d)

Effective March 1, 2016, the Fund’s Board approved an expense limitation agreement between the Trust and FCA Corp that limits Fund expenses to 1.50% of average net assets, exclusive of the 0.25% distribution fee.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

FINANCIAL HIGHLIGHTS
Commonwealth Global Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
	(Unaudited)
Net asset value, beginning of period	$15.84		$14.75	$15.33	$13.97	$13.95	$16.78
Change in net assets from operations:
Net investment loss	(0.03)		(0.02)	(0.07)	(0.08)	(0.07)	(0.15)
Net realized and unrealized gain (loss) from investments	(1.67)		1.13	(0.51)	2.04	0.09	(1.35)
Total from investment activities	(1.70)		1.11	(0.58)	1.96	0.02	(1.50)
Distributions:
Net realized gains	—		(0.02)	—	(0.60)	—	(1.33)
Total distributions	—		(0.02)	—	(0.60)	—	(1.33)
Redemption fees	—	(a)	—	—	—	— (a)	— (a)
Net asset value, end of period	$14.14		$15.84	$14.75	$15.33	$13.97	$13.95
Total Return	(10.73	)%(b)	7.57%	(3.78)%	14.60%	0.14%	(9.42)%
Net assets, at end of period (000 omitted)	$13,618		$15,993	$15,160	$16,274	$14,645	$15,210
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.61	%(c)	2.52%	2.39%	2.53%	2.92%	3.31%
Ratio of gross expenses before waivers and/or reimbursements	2.61	%(c)	2.52%	2.39%	2.53%	2.92%	3.34%
Ratio of net investment loss to average net assets	(0.42	)%(c)	(0.15)%	(0.45)%	(0.53)%	(0.48)%	(1.03)%
Portfolio turnover rate	5	%(b)	8%	6%	11%	45%	45%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

FINANCIAL HIGHLIGHTS
Commonwealth Real Estate Securities Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
	(Unaudited)
Net asset value, beginning of period	$18.16		$15.35	$16.68	$14.41	$14.62	$14.35
Change in net assets from operations:
Net investment income (loss)	0.04		0.05	0.02	— (a)	— (a)	(0.14)
Net realized and unrealized gain (loss) from investments	(3.77)		2.87	(1.29)	2.27	— (a)	0.41
Total from investment activities	(3.73)		2.92	(1.27)	2.27	—	0.27
Distributions:
Net investment income	(0.07)		(0.04)	—	—	—	—
Net realized gains	(0.09)		(0.07)	(0.06)	—	(0.21)	—
Total distributions	(0.16)		(0.11)	(0.06)	—	(0.21)	—
Redemption fees	—	(a)	—	—	—	—	—
Net asset value, end of period	$14.27		$18.16	$15.35	$16.68	$14.41	$14.62
Total Return	(20.75	)%(b)	19.17%	(7.66)%	15.75%	0.07%	1.88%
Net assets, at end of period (000 omitted)	$9,602		$12,514	$10,696	$11,163	$9,565	$9,719
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.76	%(c)	2.61%	2.48%	2.61%	2.93%	3.35%
Ratio of gross expenses before waivers and/or reimbursements	2.76	%(c)	2.61%	2.48%	2.61%	2.93%	3.38%
Ratio of net investment income (loss) to average net assets	0.54	%(c)	0.28%	0.12%	—%	(0.01)%	(0.93)%
Portfolio turnover rate	8	%(b)	11%	20%	13%	12%	10%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2020

Notes to Financial Statements – April 30, 2020 (Unaudited)

Note 1 – Organization

Commonwealth International Series Trust (the ‘‘Trust’’) was organized as a Massachusetts business trust on May 2, 1986, and is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open-end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the ‘‘Australia/New Zealand Fund’’), the Africa Fund, the Commonwealth Japan Fund (the ‘‘Japan Fund’’), the Commonwealth Global Fund (the ‘‘Global Fund’’) and the Commonwealth Real Estate Securities Fund (the ‘‘Real Estate Securities Fund’’) (each a ‘‘Fund’’ and collectively the ‘‘Funds’’).

Note 2 – Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 – Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A) Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost only if the Trust can reasonably conclude, at each time it makes a valuation determination, that the amortized cost value of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at

SEMI-ANNUAL REPORT 2020

NOTES TO FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) – (Continued)

the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

B) Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various ‘‘inputs’’ used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds – Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds – The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT 2020

NOTES TO FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) – (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2020:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$160,289	$11,776,450	$116,577	(b)	$12,053,316
Money Market Funds	270,067	—	—		270,067
Total	$430,356	$11,776,450	$116,577		$12,323,383

	Africa Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$1,517,968	$7,848	$460	(c)	$1,526,276
Exchange-Traded Funds	119,122	—	—		119,122
Money Market Funds	46,780	—	—		46,780
Total	$1,683,870	$7,848	$460		$1,692,178

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$245,870	$5,165,665	$—	$5,411,535
Money Market Funds	7,848	—	—	7,848
Total	$253,718	$5,165,665	$—	$5,419,383

	Global Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$13,116,070	$354,224	$—	$13,470,294
Money Market Funds	44,961	—	—	44,961
Call Options Purchased	39,122	—	—	39,122
Total	$13,200,153	$354,224	$—	$13,554,377

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$9,316,053	$191,934	$—	$9,507,987
Money Market Funds	19,700	—	—	19,700
Total	$9,335,753	$191,934	$—	$9,527,687

(a)	All sub-categories within Common Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.

(b)	Consists of the holding: Qube Holdings Ltd.

(c)	Consists of the holding: Choppies Enterprises Ltd.

SEMI-ANNUAL REPORT 2020

NOTES TO FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) – (Continued)

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures, written options, forwards and swap contracts. Please refer to Note 6 – Financial Instruments with Off-Balance Sheet Risk for additional information.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities Fund
Written Options	$(66,250)	$—	$—	$(66,250)

The fair valued security (Level 3) held in the Australia/New Zealand Fund consisted of Qube Holdings Ltd., an import and export logistics company domiciled in Australia. A pending capital raise announcement resulted in the halting of shares from trading and a fair value determination of $116,577 as of April 30, 2020. The factor considered in determining the fair value was based on the theoretical ex-rights price.

The fair valued security (Level 3) held in the Africa Fund consisted of Choppies Enterprises Ltd., a food retail company domiciled in Botswana. A series of events occurred that resulted in the halting of the shares from trading on the Johannesburg exchange and a fair value determination of $460 as of April 30, 2020. The factors considered in determining the fair value included the nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company.

The following are a summary of the Australia/New Zealand Fund and Africa Fund Level 3 reconciliations as of April 30, 2020:

Australia/New Zealand Fund
Balance as of October 31, 2019	$—
Change in unrealized appreciation (depreciation)	—
Transfers in to Level 3	116,577
Transfers out of Level 3	—
Balance as April 30, 2020	$116,577

Africa Fund
Balance as of October 31, 2019	$564
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)	(104)
Balance as April 30, 2020	$460

C) Currency Translation – For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

SEMI-ANNUAL REPORT 2020

NOTES TO FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) – (Continued)

D) Allocations of Expenses – Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments – Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily. Non-cash income, if any, is recorded at the fair market value of the securities received.

F) Federal Income Taxes – It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

G) Distributions to Shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryforwards) annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees – Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining

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NOTES TO FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) – (Continued)

the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the six months ended April 30, 2020, the Global Fund and the Real Estate Securities Fund had contributions to capital due to redemption fees in the amount of $17 and $6, respectively.

I) Option Accounting Principles – A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day, the option contract is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

J) Forward Currency Contracts – Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s ability to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. During and as of the six months ended April 30, 2020, the Funds held no foreign currency contracts.

K) Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 – Related Party Transactions and Other Arrangements

A) Investment Advisor – The Trust, on behalf of each Fund, has retained FCA Corp as the Funds’ investment advisor (the “Advisor”). Under each Fund’s Investment Advisory Agreement, the Advisor is paid a fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) – (Continued)

The Advisor entered into an expense limitation agreement through February 28, 2021, under which it has agreed to limit the total expenses of the Africa Fund and the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% and 1.50% of the average daily net assets of the Africa Fund and the Japan Fund, respectively. The Advisor may not terminate this arrangement prior to February 28, 2021, unless the investment advisory agreement is terminated. The Africa Fund and the Japan Fund each have agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three fiscal years of the date of any such waiver and such repayment does not cause the Africa Fund or the Japan Fund to exceed the expense limitation in place at the time the fee was waived. As of April 30, 2020, the Advisor may seek repayment of investment advisory fee waivers and expense reimbursements in the amounts as follows:

Recoverable Through	Africa Fund	Japan Fund
October 31, 2020	$19,415	$27,458
October 31, 2021	40,093	54,644
October 31, 2022	72,515	87,704
April 30, 2023	40,925	52,738

Certain officers of the Trust are also officers of the Advisor.

B) Administration, Fund Accounting and Transfer Agent – Ultimus Fund Solutions, LLC (the “Administrator”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services, the Administrator receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. Certain officers of the Trust are also employees of the Administrator, but are paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – Ultimus Fund Distributors, LLC (the “Distributor”), an affiliate of the Administrator, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Funds’ assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Funds’ and the servicing of the Funds shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. These amounts are disclosed on the Statements of Operations under Distribution (12b-1) fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board has currently authorized each Fund to pay out only 0.25% under its Plan. If the Board’s intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel – Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) – (Continued)

Note 5 – Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the six months ended April 30, 2020, were as follows:

	Purchases	Sales
Australia/New Zealand Fund	$529,564	$1,087,699
Africa Fund	104,258	76,451
Japan Fund	584,234	450,149
Global Fund	792,384	1,266,175
Real Estate Securities Fund	1,550,220	864,520

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2020.

Note 6 – Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds may trade and hold certain derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

These financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying security price rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) – (Continued)

Note 7 – Derivatives

The Funds’ use of derivatives for the six months ended April 30, 2020, was limited to purchased and written options. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

	Statements of Assets and Liabilities		Statements of Operations
Fund/Financial Instrument Type	Location of Asset/Liability Derivatives	Value	Location of Gain (Loss) on Derivatives Recognized	Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Global Fund
Equity Contracts	Investments in securities at value (purchased options)	$39,122	Net realized gain from written option contracts	$38,608

			Net change in unrealized appreciation (depreciation) on purchased option contracts		$(40,168)

			Net change in unrealized appreciation (depreciation) on written option contracts		(36,208)
Real Estate Securities Fund
Equity Contracts	Written options, at value	(66,250)

			Net realized loss from written option contracts	(5,992)

			Net change in unrealized appreciation (depreciation) on purchased option contracts		(107,977)

			Net change in unrealized appreciation (depreciation) on written option contracts		25,651

Balance Sheet Offsetting Information – During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of April 30, 2020, the Funds were not invested in any portfolio securities or derivatives that could be netted subject to netting arrangements.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) – (Continued)

The following summarizes the average ending monthly market value of derivatives outstanding during the six months ended April 30, 2020:

Fund	Derivative	Average Market Value
Global Fund	Purchased options	$26,032
	Written options	(575)
Real Estate Securities Fund	Purchased options	65,675
	Written options	(87,855)

Note 8 – Tax Matters

At April 30, 2020, the gross unrealized appreciation (depreciation) on investments, foreign currency translations, options written and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$4,711,565	$160,341	$2,066,398	$5,099,014	$3,361,491
Gross unrealized depreciation	(1,773,066)	(1,341,013)	(461,242)	(940,536)	(1,083,942)
Net unrealized appreciation (depreciation) on investments	$2,938,499	$(1,180,672)	$1,605,156	$4,158,478	$2,277,549
Tax cost of investments	$9,384,884	$2,872,850	$3,814,227	$9,395,899	$7,183,888

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

As of October 31, 2019, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Undistributed ordinary income	$82,588	$74,157	$—	$—	$41,919
Undistributed long-term capital gains	926,396	—	—	—	59,611
Tax accumulated earnings	1,008,984	74,157	—	—	101,530
Accumulated capital and other losses	—	(382,137)	—	(249,923)	—
Unrealized appreciation (depreciation) on investments	5,969,557	(321,323)	2,444,236	5,403,390	4,938,636
Unrealized appreciation (depreciation) on written options	—	—	—	36,208	(1,236)
Unrealized appreciation (depreciation) on foreign currency translations	3,552	(368)	(837)	—	—
Total accumulated earnings (deficit)	$6,982,093	$(629,671)	$2,443,399	$5,189,675	$5,038,930

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NOTES TO FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) – (Continued)

The tax character of distributions paid during the tax year ended October 31, 2019 was as follows:

	Australia/New Zealand Fund	Africa Fund	Global Fund	Real Estate Fund
	Year Ended October 31, 2019	Year Ended October 31, 2019	Year Ended October 31, 2019	Year Ended October 31, 2019
Distributions paid from:
Ordinary income	$107,803	$14,183	$—	$25,022
Net long-term capital gains	284,884	—	23,421	46,541
Total distributions paid	$392,687	$14,183	$23,421	$71,563

During the tax year ended October 31, 2019, the Japan Fund did not pay any distributions.

As of October 31, 2019, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Africa Fund		Global Fund
	Short-Term	Long-Term	Short-Term	Long-Term
For losses expiring October 31,
Non-Expiring	$10,977	$371,159	$74,347	$155,220

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the fiscal year ended October 31, 2019, the Japan Fund utilized $729 of their capital loss carryforwards.

As of October 31, 2019, the Global Fund had $9,063 of qualified late-year ordinary losses, which were deferred until fiscal year 2019 for tax purposes. Net late-year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

Note 9 – Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $2,000,000 (the “Committed Amount”) for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the 1940 Act, which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee annually in an amount equal to $2,000. Any principal balance outstanding bears interest at the prime rate in effect at the time plus 0% and any amounts not drawn will be assessed unused fees at the rate of 0.275%.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) – (Continued)

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the six months ended April 30, 2020, were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$140,422	3.77%
Global Fund	163,606	3.25%

During the six months ended April 30, 2020, the Australia/New Zealand Fund, Japan Fund, Global Fund and the Real Estate Securities Fund paid $400, $31, $391, and $250 in interest on borrowings, respectively. There were no borrowings outstanding under the Agreement as of April 30, 2020. The Funds only utilize the line of credit for draws greater than $50,000.

Note 10 – Contractual Obligations

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. Currently however, the Funds expect the risk of loss to be remote.

Note 11 – Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

As of April 30, 2020, the Australia/New Zealand Fund held approximately 18% of its net assets in South Port New Zealand Ltd. Due to the large position, an increase or decrease in the value of this security may have a greater impact on the Australia/New Zealand Fund’s net asset value and total return than if the Australia/New Zealand Fund did not focus as much in this particular security.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries to which other funds invested in securities of issuers in a broader region may not be exposed. The Africa Fund is highly dependent on the state of economics of countries throughout Africa and, in particular Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property

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NOTES TO FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) – (Continued)

owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 12 – Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SEMI-ANNUAL REPORT 2020

Approval of the Renewal of the Investment Advisory Agreement – April 30, 2020 (Unaudited)

FCA Corp (“FCA” or “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, (the “Africa Fund”) the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to the Investment Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 18, 2020, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one year term.

Legal Counsel reviewed with the Board his memorandum dated March 16, 2020 and summarized to the Trustees, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of each Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of each Agreement, including the following material factors with respect to each of the Funds: (i) the nature, extent, and quality of the services provided by FCA; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) FCA’s practices regarding possible conflicts of interest. Counsel noted that the continuation of the Agreements were discussed during meetings of the Governance, Nomination and Compensation Committee (“GNC”) held as follows: during a meeting of the GNC Committee held on February 6, 2020; at a meeting held later in the month at which time Committee Members who represent the Independent Trustees of the Trust met with Mr. Scharar of FCA; at a meeting of the GNC Committee held prior to the Board Meeting on March 18, 2020; and at various other times. It was noted that members met individually on occasion, as well at various times between the December 18, 2019 meeting of the Board and the meeting held on March 18, 2020.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by FCA; (ii) quarterly assessments of the investment performance of the Funds by personnel of FCA; (iii) commentary on the reasons for each Fund’s performance; (iv) presentations by the Funds’ portfolio managers addressing FCA’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and FCA; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of FCA and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving each Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FCA, including financial information on FCA and the parent company of FCA (First Commonwealth Holdings), a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, insurance coverages and other general information; comparative expense and performance information for other mutual funds with strategies similar to the

SEMI-ANNUAL REPORT 2020

Approval of the Renewal of the Investment Advisory Agreement – April 30, 2020 (Unaudited) – (Continued)

Funds; (iii) the effect of size on the Funds’ performance and expenses; (iv) FCA’s efforts to promote and market the Funds; and (v) benefits to be realized by FCA from its relationship with the Funds. In their deliberations, the Board did not identify any particular factor that was most important in its consideration to approve the continuation of the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be considered for purposes of disclosure in the Funds’ next set of financial statements.

Nature, Extent and Quality of the Services Provided by FCA

In considering the nature, extent, and quality of the services provided by FCA, the Trustees reviewed the responsibilities of FCA under each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: (i) the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); (ii) its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; (ii) its coordination of services for the Funds among the service providers and the Independent Trustees; and (iii) its efforts to promote and market the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to retain, qualified personnel and FCA’s commitment to maintain and enhance its resources and systems; the commitment of FCA’s personnel to finding alternatives and options that allow the Funds to maintain their goals; and FCA’s continued cooperation with the Independent Trustees, the chief compliance officer and Counsel for the Funds. The Trustees evaluated FCA’s personnel, including the education and experience of FCA’s personnel. The Trustees noted that several of the officers of the Trust, including the principal executive officer and president for the Trust were employees of FCA, and they served the Trust without additional compensation. The Trustees noted the continued efforts of FCA in marketing the Funds, including the implementation of a formal marketing plan. After reviewing the foregoing information and further information in the materials provided by FCA (including FCA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory and adequate for the Funds.

Investment Performance of the Funds and FCA

In considering the investment performance of the Funds and FCA, the Trustees compared the short- and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Trustees also considered the consistency of FCA’s management of the Funds with the investment objectives and policies. The Trustees considered that FCA did not have other accounts that were managed in a manner similar to any of the Funds. With respect to both the Australia/New Zealand Fund and the Africa Fund, the Trustees indicated their belief that the investment strategy of each Fund made it difficult to compare the investment performance of the Fund to other mutual funds. The Trustees noted that there were no other registered investment companies that FCA was able to identify that had the same investment objective and strategies as the Australia/New Zealand Fund and the Africa Fund. Additionally, with regard to the Morningstar peer group comparative data presented, the Trustees discussed the peer group category assignments and the appropriateness of those comparisons. It was noted that Morningstar had categorized both the Australia/New Zealand Fund and the Africa Fund in the Miscellaneous Region peer group category (“Morningstar MR Category”). The Trustees further noted that an alternate Morningstar peer group category of Emerging Markets (“Morningstar EM Category”) was presented for comparison of the Africa Fund, and the Trustees considered the appropriateness of this comparison. The Trustees discussed the Advisor’s explanation as to why the Morningstar MR Category is not a true reflection of peer funds for the Africa Fund. In their discussions of each Fund’s performance, the Trustees considered the Advisor’s perspective and explanation with regard

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Approval of the Renewal of the Investment Advisory Agreement – April 30, 2020 (Unaudited) – (Continued)

to implementation of each Fund’s investment strategy, which included the Advisor’s management of risk relative to returns. The Trustees also discussed the comparison of each Fund’s performance to its respective benchmark index as an appropriate supplemental tool to measure the overall performance of the Funds. At the conclusion of the discussion, the Trustees agreed that the unique and specific foreign investment strategies of the Funds do not fit well into predefined Morningstar peer group categories, and that there are flaws to take into consideration with regard to a comparison of the Funds versus its respective broad-based benchmark index.

With respect to the Australia/New Zealand Fund, the Trustees considered the overall relative performance of the Fund on a short- and long-term basis in comparison to two different indices and the Morningstar MR Category. The Trustees observed that the Australia/New Zealand Fund underperformed both indices for the one-, three-, five-, and ten-year periods ended January 31, 2020. The Trustees also noted that the Australia/New Zealand Fund underperformed the average and median of the Morningstar MR Category for the one- and three-year periods ended December 31, 2019, but outperformed the average and median of the same Morningstar category for the ten-year period ended December 31, 2019. With regard to the five-year period ended December 31, 2019, the Trustees noted that the Australia/New Zealand Fund outperformed the median and underperformed the average of the Morningstar MR Category.

With respect to the Africa Fund, the Trustees reviewed the Africa Fund’s performance compared to two indices, the Morningstar MR Category and the Morningstar EM Category on a short- and long-term basis. The Trustees observed that the Africa Fund underperformed both of its indices for the one-, three- and five-year and since-inception periods ended January 31, 2020. The Trustees noted the fact that the Africa Fund underperformed the average and median of both the Morningstar MR Category and the Morningstar EM Category for the one-, three-, and five-year periods ended December 31, 2019.

With respect to the Japan Fund, the Trustees noted the overall relative performance the Fund on a short- and long-term basis in comparison to one index and the Morningstar Japan Stock Category (“Morningstar JS Category”). The Trustees noted that the Japan Fund underperformed its comparative index for the one-, three-, five- and ten-year periods ended January 31, 2020. The Trustees took note that the Japan Fund outperformed the average and median of the Morningstar JS Category for the one-, three-, five- and ten-year periods ended December 31, 2019, with the exception of the category median for the five-year period ended December 31, 2019, which reflected the Fund’s performance was equal to the category median.

With respect to the Global Fund, the Trustees reviewed the Global Fund’s performance compared to one index and the Morningstar World Stock Category (“Morningstar WS Category”) on a short- and long-term basis. The Trustees observed that the Fund had underperformed its index for the one-, three-, five- and ten-year periods ended January 31, 2020. Further, the Trustees found that the Global Fund underperformed the average and median of the Morningstar WS Category for the one-, three-, five- and ten-year periods ended December 31, 2019.

With respect to the Real Estate Fund, the Trustees reviewed the Real Estate Fund’s performance compared to one index and the Morningstar Real Estate Funds Category (“Morningstar RE Category”) on a short- and long-term basis. The Trustees noted that the Real Estate Fund outperformed its comparative index for the one-year period ended January 31, 2020, but underperformed its comparative index for the three-, five- and ten-year periods ended January 31, 2020. The Trustees noted that the Real Estate Fund outperformed the average and median of the Morningstar RE Category for the one-year period ended December 31, 2019, but underperformed the average and median of the same Morningstar category for the three-, five- and ten-year periods ended December 31, 2019.

SEMI-ANNUAL REPORT 2020

Approval of the Renewal of the Investment Advisory Agreement – April 30, 2020 (Unaudited) – (Continued)

After reviewing and discussing the short- and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, the Advisor’s management of risk relative to returns, discussion with the Advisor regarding future plans with respect to Fund performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that continuation of each Fund’s Agreement was acceptable in light of each Fund’s investment performance.

Costs of the Services to be Provided and Profits to be Realized by FCA

In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) a discussion with FCA regarding its financial condition and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of each of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by FCA regarding its profits associated with managing the Funds. The Trustees also considered potential benefits for FCA in managing the Funds. In addition, the Trustees discussed the Advisor’s efforts to negotiate favorable fees with various service providers and third-party vendors for the benefit of the Funds. The Trustees also noted that FCA continues to be unprofitable with regard to its relationship with the Funds. The Trustees then compared the advisory fees, total gross operating expenses and total net operating expenses of the Funds to other comparable mutual funds. The Trustees observed that the advisory fees of each of the Africa Fund, Australia/New Zealand Fund, Japan Fund, Global Fund and Real Estate Fund were either below or equal to the average and median of its respective Morningstar peer category. The Trustees noted that the total gross operating expenses and total net operating expenses of each of the Australia/New Zealand Fund, Africa Fund, and Real Estate Fund were above the average and median expense levels of its respective Morningstar peer category. With regard to the Japan Fund, the Trustees noted that its total gross operating expenses were above the median and lower than the average expense levels of the Morningstar JS Category and that the Fund’s total net operating expenses were in line with the median and lower than the average expense levels of the category. With regard to the Global Fund, the Trustees noted that its total gross operating expenses were above the median and lower than the average expense levels of the Morningstar WS Category, and that the Fund’s total net operating expenses were above the average and median of the category. The Trustees discussed how relatively smaller asset levels of the Funds may limit meaningful comparisons with other funds. The Trustees further considered that the Advisor had contractually agreed to waive fees or reimburse expenses of the Africa Fund and Japan Fund pursuant to an Expense Limitation Agreement. The Trustees concluded that given the very small asset levels of the Funds, it would be difficult for any adviser to operate the Funds at average cost levels and that FCA had put forth significant and reasonable efforts to control the operating expenses of the Funds. The Board concluded that although Fund expenses were higher than peer averages in most instances, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to FCA by the Funds and the profits to be realized by FCA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Economies of Scale

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders could benefit from economies of scale under the Funds’ agreements with service providers other than FCA if applicable asset levels are attained by the Funds. The Trustees recognized

SEMI-ANNUAL REPORT 2020

Approval of the Renewal of the Investment Advisory Agreement – April 30, 2020 (Unaudited) – (Continued)

that FCA put in place a contractual fee waiver for the Africa Fund and the Japan Fund. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Advisor

In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as follows: (i) the experience and ability of the advisory personnel assigned to the Funds; (ii) the basis for soft dollar payments with broker-dealers; (iii) the basis of decisions to buy or sell securities for the Funds and/or FCA’s other accounts, including other accounts that may invest in similar geographic areas in which the Funds invest; and (iv) the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. The Trustees also noted that FCA may enjoy some enhanced status as an investment adviser to a family of registered mutual funds. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds for an additional one-year period.

SEMI-ANNUAL REPORT 2020

Additional Information – April 30, 2020 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19-4/30/20	Expense Ratio During Period* 11/1/19-4/30/20
Australia/New Zealand Fund	$1,000.00	$820.00	$12.72	2.81%
Africa Fund	1,000.00	660.60	7.23	1.75%
Japan Fund	1,000.00	876.20	8.16	1.75%
Global Fund	1,000.00	892.70	12.28	2.61%
Real Estate Securities Fund	1,000.00	792.50	12.30	2.76%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), short-term redemption or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19-4/30/20	Expense Ratio During Period* 11/1/19-4/30/20
Australia/New Zealand Fund	$1,000.00	$1,010.89	$14.05	2.81%
Africa Fund	1,000.00	1,016.16	8.77	1.75%
Japan Fund	1,000.00	1,016.16	8.77	1.75%
Global Fund	1,000.00	1,011.88	13.06	2.61%
Real Estate Securities Fund	1,000.00	1,011.14	13.80	2.76%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182 (the number of days in the most recent fiscal half-year) divided by 366 (the number of days in the fiscal year) to reflect the one-half year period.

SEMI-ANNUAL REPORT 2020

ADDITIONAL INFORMATION – April 30, 2020 (Unaudited) – (Continued)

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the ‘‘Commission’’) for the first and third quarters of each fiscal year on Form N-Q, or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT, within sixty days after the end of the period. The Funds’ portfolio holdings are available on the Commission’s website at http://www.sec.gov.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT 2020

Notice of Privacy Policy & Practices (Unaudited)

Commonwealth International Series Trust (the ‘‘Trust’’) recognizes and respects the privacy expectations of our customers1. We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, including written, telephonic or electronic, between a customer and the Trust or service providers to the Trust.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Trust:

●	as permitted by law — for example with service providers who maintain or service shareholder accounts for the Trust or to a shareholder’s broker or agent;

●	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Trust:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Trust; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Trust.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Trust.

[1]

For purposes of this notice, the terms ‘‘customer’’ or ‘‘customers’’ includes both individual shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in Trust shares.

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Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a) (1)	Not applicable

(a) (2)	Certifications required pursuant to Section 30a-2(a) of the Act are attached hereto.

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 30a-2(b) of the Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date:	June 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date:	June 29, 2020

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date:	June 29, 2020